Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Breakdown for Intangible Assets
The following table presents a breakdown for intangible assets.

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2024	256,270	162,832	143,921	170,040	106	733,169
Additions	—	—	2,224	25,901	373	28,498
Disposals	—	—	(2,802)	(711)	—	(3,513)
Business combinations	8,280	—	—	—	—	8,280
Exchange differences	11,080	10,360	6,463	1,755	1	29,659
Other movements and reclassifications	—	—	3,518	(1,751)	(226)	1,541
Balance at December 31, 2024	275,630	173,192	153,324	195,234	254	797,634
Additions	—	—	1,454	22,128	828	24,410
Disposals	—	—	(85)	(1,316)	—	(1,401)
Exchange differences	(28,396)	(20,061)	(12,688)	(3,556)	(7)	(64,708)
Other movements and reclassifications	—	—	90	172	(251)	11
Balance at December 31, 2025	247,234	153,131	142,095	212,662	824	755,946

Accumulated amortization at January 1, 2024	—	—	(41,348)	(119,547)	—	(160,895)
Amortization	—	—	(5,466)	(16,686)	—	(22,152)
Impairment	—	—	—	(58)	—	(58)
Disposals	—	—	3,029	692	—	3,721
Exchange differences	—	—	(425)	(1,502)	—	(1,927)
Other movements and reclassifications	—	—	(3,057)	1,097	—	(1,960)
Balance at December 31, 2024	—	—	(47,267)	(136,004)	—	(183,271)
Amortization	—	—	(5,053)	(19,264)	—	(24,317)
Impairment	—	—	—	(72)	—	(72)
Disposals	—	—	85	1,218	—	1,303
Exchange differences	—	—	1,141	3,098	—	4,239
Other movements and reclassifications	—	—	(29)	287	—	258
Balance at December 31, 2025	—	—	(51,123)	(150,737)	—	(201,860)

Carrying amount at:
January 1, 2024	256,270	162,832	102,573	50,493	106	572,274
December 31, 2024	275,630	173,192	106,057	59,230	254	614,363
December 31, 2025	247,234	153,131	90,972	61,925	824	554,086

Schedule of Goodwill Originated on Acquisitions made by the Group
The Group’s goodwill and brands with an indefinite useful life are allocated to the following operating segments.

	At December 31,
(€ thousands)	2025	2024
Zegna segment	32,588	33,344
Thom Browne segment	367,777	415,478
Total goodwill and brands with an indefinite useful life	400,365	448,822

Schedule of Sensitivity Oof the Impairment Testing to Reasonably Possible Changes in Both Assumptions
The following tables present the results of the impairment tests, as well as sensitivity analyses performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amounts would significantly affect the results of the impairment tests for those CGUs that have significant goodwill and brands with an indefinite useful life allocated to them.

2025
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2025	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
CGU Thom Browne group	110	8.68%	+50.3%	2.75%	54	55	60
CGU Thom Browne Korea Ltd.	25	8.72%	+42.9%	3.00%	21	20	22
CGU Ermenegildo Zegna Korea Co.Ltd.	1	8.72%	+31.2%	3.00%	—	(1)	—
CGU Gruppo Dondi S.p.A.	29	9.46%	+7.9%	3.00%	25	25	25
CGU Bonotto S.p.A.	14	9.46%	+7.0%	3.00%	12	12	12
CGU In.Co. S.p.A.	40	9.46%	+41.1%	3.00%	23	25	25
CGU Tessitura Ubertino S.r.l.	28	9.46%	+10.6%	3.00%	25	26	26

2024
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2024	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
CGU Thom Browne group	396	8.75%	+31.5%	2.75%	247	325	325
CGU Thom Browne Korea Ltd.	30	9.01%	+28.7%	3.00%	21	26	26
CGU Ermenegildo Zegna Korea Co.Ltd.	5	9.01%	+52.5%	3.00%	3	3	4
CGU Gruppo Dondi S.p.A.	49	9.46%	+17.0%	3.00%	38	44	44
CGU Bonotto S.p.A.	19	9.46%	+9.1%	3.00%	13	16	16
CGU In.Co. S.p.A.	83	9.46%	+60.8%	3.00%	53	69	68
CGU Tessitura Ubertino S.r.l.	23	9.46%	+4.5%	3.00%	19	21	21

2025
		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2025	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
Tom Ford Fashion segment	53	9.92%	+47.3%	3.00%	9	12	44

2024
		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) vs. 2024	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
Tom Ford Fashion segment	64	9.62%	+9.0%	3.00%	14	16	55